Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restricted assets [line items]
Restricted assets	$ 15,187,041	$ 15,595,373
Guaranteed financial assets	14,292,358	14,530,739
Debt securities at fair value through profit or loss [member]
Disclosure of restricted assets [line items]
Restricted assets	302,725	530,542
Debt securities at fair value through profit or loss [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets	146,459	131,191
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Bonds And Discount Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets	61,180	205,446
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Bonds And Discount Bonds Two [Member]
Disclosure of restricted assets [line items]
Restricted assets	39,368	159,736
Debt securities at fair value through profit or loss [member] | Discount bonds two [member]
Disclosure of restricted assets [line items]
Restricted assets	32,926	29,493
Debt securities at fair value through profit or loss [member] | National Treasury Bills [Member]
Disclosure of restricted assets [line items]
Restricted assets	19,600
Debt securities at fair value through profit or loss [member] | Federal Government Treasury Bonds One [Member]
Disclosure of restricted assets [line items]
Restricted assets	3,192
Debt securities at fair value through profit or loss [member] | Discount bonds three [member]
Disclosure of restricted assets [line items]
Restricted assets		4,676
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets	115,538	97,444
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets	11,459	4,695
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets	827	1,126
Other Financial Assets One [member] | Mutual funds [member]
Disclosure of restricted assets [line items]
Restricted assets	103,252	91,623
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets	260,000
Loans and other financing [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	260,000
Guarantee one [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	12,040,746	10,127,017
Guarantee two [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	1,317,869	1,098,129
Guarantee three [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	695,748	1,466,345
Guarantee four [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	237,995	1,839,248
Other non-financial assets [member]
Disclosure of restricted assets [line items]
Restricted assets	216,420	436,648
Other non-financial assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets	$ 216,420	$ 436,648